Note 9 - Other Disclosures - Number and Movement in Share Options (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Note 9 - Other Disclosures - Number and Movement in Share Options (Details)
Beginning balance	1,805,100	1,805,100	0
Granted	2,283,740	0	1,805,100
Forfeited		0	0
Ending balance		1,805,100	1,805,100